Cash Flow Information - Summary of Non-cash Investing and Financing Activities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Of Non Cash Investing And Financing Activities [Abstract]
Equity interests in certain subsidiaries as consideration for business combination	¥ 0	¥ 0	¥ 101